Schedule of Debenture Pricing Model For Conversion Options Assumption (Details) - Convertible Debentures [Member]	Dec. 20, 2023 $ / shares
IfrsStatementLineItems [Line Items]
Share price assumption	$ 33
Exercise price assumption	$ 120
Time to maturity assumption	6 months
Risk-free rate assumption rate	3.91%
Expected volatility assumption	26.80%
Dividend yield assumption
Dilution factor assumption	41.06%